Note 10 - Borrowings (Details) - Federal Home Loan Bank Long-term Borrowings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Federal Home Loan Bank Long-term Borrowings [Abstract]
2016	$ 1,000
2016	0.88%
2017	1,500
2017	1.30%
2018	1,000
2018	1.71%
2019	1,000
2019	2.02%
Total FHLB long-term debt	$ 4,500
Total FHLB long-term debt	1.46%